Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	4 Months Ended	6 Months Ended
	Dec. 22, 2022	Apr. 30, 2022	Dec. 31, 2021	Jun. 30, 2023	Apr. 30, 2023	Dec. 31, 2022
Disclosure of current financial assets and cash and cash equivalents [line items]
Short term restricted cash				$ 0		$ 0
Current trade receivables				422		772
Current financial assets				1,120		7,907
Cytovia Agreement [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Other current financial assets				1,100		7,900
Cytovia Agreement [Member] | Accrued and unpaid interest accrued [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Amount of convertible note due and payable in full cash				2,400
Cytovia Agreement [Member] | Principal [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Amount of convertible note due and payable in full cash				$ 20,000
Cytovia Agreement [Member] | Cytovia [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Step up interest rate percentage on notes receivable				10.00%
Current financial assets				$ 1,100
Impact of derecognition of the initial asset				(7,900)
Impact of recognition of new asset				1,100
Net profit or loss in fair value of assets				(6,800)
Cytovia Agreement [Member] | Cytovia [Member] | Convertible Notes [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Amount of convertible note due and payable in full cash				$ 22,400
Cellectis [Member] | Cytovia Agreement [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Conversion of notes receivable into trade receivables			$ 20,000
Calyxt [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash						$ 200
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Convertible note nominal amount		$ 20,000
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Amended And Restated Agreement [Member] | Cytovia [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Minimum threshold percentage of ownership necessary for conversion of notes receivable into shares	9.90%
Notes receivable rate of interest	10.00%
Step up interest rate percentage on notes receivable	10.00%
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Due On June 30, 2023 [Member] | Amended And Restated Agreement [Member] | Cytovia [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Percentage of notes receivable due to be received	50.00%
Percentage of convertible notes due at final maturity					100.00%
Debt securities [member] | Cellectis [Member] | Cytovia Agreement [Member] | Due On April 30, 2023 [Member] | Amended And Restated Agreement [Member] | Cytovia [Member] | Amendment Agreement One [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Percentage of notes receivable due to be received	50.00%